ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of operating segments [Table Text Block]
	Year ended December 31,
	2024	2023	2022

Cannabis products	$51,355	$44,246	$48,384
Other products	2,696	4,558	5,951

	$54,031	$48,804	$54,335

Disclosure of assets and liabilities in business combination [Table Text Block]
	April 15,	December 31,
	2024	2023
ASSETS

CURRENT ASSETS:
Cash	$346	$308
Trade receivables	1,324	1,289
Other current assets	759	761
Inventory	837	725
	3,266	3,083

NON-CURRENT ASSETS:
Property, plant and equipment, net	783	802
Right-of-use assets, net	533	565
Intangible assets, net	1,414	1,575
Goodwill	3,499	3,455
	6,229	6,397

Total assets	$9,495	$9,480

LIABILITIES

CURRENT LIABILITIES:
Trade payables	$1,597	$1,477
Other current liabilities	166	230
Current maturities of operating lease liabilities	155	152
	1,918	1,859

NON-CURRENT LIABILITIES:
Operating lease liabilities	372	406
Deferred tax liability, net	326	364
	698	770

Total liabilities	$2,616	$2,629

Purchase consideration payable	$2,172	$2,097
Put option liability	$1,973	$2,697

Cost of sales and services [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table Text block]
	Year ended December 31,
	2024	2023	2022

Salaries and related expenses	$453	$457	$759
Materials	40,517	36,265	36,738
Write-off	3,878	-	-
Professional fees	519	418	202
Depreciation	7	7	55
Miscellaneous	206	827	5,290

	$45,580	$37,974	$43,044

Selling and marketing expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table Text block]
	Year ended December 31,
	2024	2023	2022

Salaries and related expenses	$3,455	$5,677	$6,398
Advertising	832	1,568	2,075
Professional fees	13	36	66
Depreciation	1,627	2,325	1,941
Miscellaneous	1,142	1,182	993

	$7,069	$10,788	$11,473

General and administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table Text block]
	Year ended December 31,
	2024	2023	2022

Salaries and related expenses	$2,218	$2,314	$4,027
Insurance	1,321	1,847	1,566
Professional fees, net (*)	2,022	4,095	4,689
Depreciation	550	669	819
Impairment	-	-	3,905
Miscellaneous	1,907	2,083	6,454

	$8,018	$11,008	$21,460